Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries

The following tables set forth the exchange rate, expressed in reais per U.S. dollar, British pound and Euro for the periods indicated, as reported by the Brazilian Central Bank:

Currency	December 31, 2020	December 31, 2019	December 31, 2018
U.S. dollar (U.S.$)	5.197	4.031	3.875
British pound (£)	7.101	5.325	4.962
Euro (€)	6.378	4.531	4.439